Disclosures on the effects of fluctuations in foreign currency exchange rates	12 Months Ended
Dec. 31, 2021
Foreign exchange rates [abstract]
Disclosure of assets and liabilities subject to foreign currency fluctuations [Text Block]
Note 24	Disclosures on the effects of fluctuations in foreign currency exchange rates

a)	Assets held in foreign currency subject to fluctuations in exchange rates are detailed as follows:

Class of Asset	Currency	As of December 31, 2021	As of December 31, 2020
		ThUS$	ThUS$
Cash and cash equivalents	USD	1,377,983	454,402
Cash and cash equivalents	CLP	4,416	7,190
Cash and cash equivalents	CNY	30,102	11,597
Cash and cash equivalents	EUR	14,374	17,144
Cash and cash equivalents	GBP	1	19
Cash and cash equivalents	AUD	72,107	1,411
Cash and cash equivalents	INR	-	6
Cash and cash equivalents	MXN	1,827	1,378
Cash and cash equivalents	PEN	6	3
Cash and cash equivalents	AED	1	-
Cash and cash equivalents	JPY	1,182	1,646
Cash and cash equivalents	ZAR	13,048	14,286
Cash and cash equivalents	KRW	-	16
Cash and cash equivalents	IDR	3	3
Cash and cash equivalents	PLN	1	1
Subtotal cash and cash equivalents		1,515,051	509,102
Other current financial assets	USD	668,360	145,893
Other current financial assets	BRL	48	-
Other current financial assets	CLP	250,641	202,176
Subtotal other current financial assets		919,049	348,069
Other current non-financial assets	USD	18,486	20,645
Other current non-financial assets	AUD	11,066	224
Other current non-financial assets	CLF	150	53
Other current non-financial assets	CLP	27,536	27,837
Other current non-financial assets	CNY	5,213	1,661
Other current non-financial assets	EUR	1,050	1,531
Other current non-financial assets	COP	153	70
Other current non-financial assets	MXN	6,092	4,488
Other current non-financial assets	THB	8	70
Other current non-financial assets	JPY	73	157
Other current non-financial assets	ZAR	42	646
Other current non-financial assets	SEK	1	17
Subtotal other non-financial current assets		69,870	57,399
Trade and other receivables	USD	400,753	230,214
Trade and other receivables	PEN	-	1
Trade and other receivables	BRL	21	23
Trade and other receivables	CLF	459	545
Trade and other receivables	CLP	43,496	47,133
Trade and other receivables	CNY	108,822	22,882
Trade and other receivables	EUR	35,514	22,868
Trade and other receivables	GBP	46	682
Trade and other receivables	MXN	237	355
Trade and other receivables	AED	1,888	533
Trade and other receivables	THB	-	1,167
Trade and other receivables	JPY	36,000	23,010
Trade and other receivables	AUD	1,214	589
Trade and other receivables	ZAR	23,568	12,504
Trade and other receivables	COP	2,055	2,675
Trade and other receivables	SEK	-	25
Subtotal trade and other receivables		654,073	365,206
Receivables from related parties	USD	83,088	61,379
Receivables from related parties	EUR	1,150	1,222
Receivables from related parties	AUD	1,914	-
Subtotal receivables from related parties		86,152	62,601

Class of assets	Currency	As of December 31, 2021	As of December 31, 2020
		ThUS$	ThUS$
Current inventories	USD	1,183,776	1,093,028
Subtotal Current Inventories		1,183,776	1,093,028
Current tax assets	USD	154,709	128,529
Current tax assets	BRL	1	-
Current tax assets	CLP	1,727	3,015
Current tax assets	EUR	171	218
Current tax assets	MXN	31	-
Current tax assets	PEN	3	4
Current tax assets	ZAR	13	26
Current tax assets	COP	887	417
Current tax assets	THB	-	15
Subtotal current tax assets		157,542	132,224
Non-current assets or groups of assets classified as held for sale	USD	582	1,629
Subtotal Non-current assets or groups of assets classified as held for sale		582	1,629
Total current assets		4,586,095	2,569,258
Other non-current financial assets	USD	9,180	51,828
Other non-current financial assets	CLP	20	20
Other non-current financial assets	JPY	68	77
Subtotal Other non-current financial assets		9,268	51,925
Other non-current non-financial assets	USD	30,906	21,236
Other non-current non-financial assets	BRL	16	17
Other non-current non-financial assets	KRW	12	-
Other non-current non-financial assets	EUR	6	7
Other non-current non-financial assets	CLP	670	782
Other non-current non-financial assets	AUD	1,877	-
Subtotal Other non-current non-financial assets		33,487	22,042
Other receivables, non-current	USD	5,239	10,061
Other receivables, non-current	CLF	86	152
Other receivables, non-current	MXN	26	102
Other receivables, non-current	CLP	821	850
Subtotal Other receivables, non-current		6,172	11,165
Investments classified using the equity method of accounting	USD	20,526	23,417
Investments classified using the equity method of accounting	TRY	-	792
Investments classified using the equity method of accounting	AED	7,879	47,774
Investments classified using the equity method of accounting	EUR	11,419	11,082
Investments classified using the equity method of accounting	INR	-	1,304
Investments classified using the equity method of accounting	THB	-	1,624
Subtotal Investments classified using the equity method of accounting		39,824	85,993
Intangible assets other than goodwill	USD	172,399	176,282
Intangible assets other than goodwill	MXN	-	1,025
Intangible assets other than goodwill	CLP	124	182
Intangible assets other than goodwill	EUR	6,963	696
Intangible assets other than goodwill	CNY	145	222
Intangible assets other than goodwill	KRW	27	-
Subtotal intangible assets other than goodwill		179,658	178,407
Purchases goodwill, gross	USD	34,438	34,438
Purchases goodwill, gross	EUR	158	7,528
Subtotal Purchases goodwill, gross		34,596	41,966
Property, plant and equipment	USD	1,990,120	1,719,358
Property, plant and equipment	CLP	3,180	3,237
Property, plant and equipment	EUR	9,972	10,954
Property, plant and equipment	AED	6,008	923
Property, plant and equipment	BRL	111	111
Property, plant and equipment	MXN	2,620	2,494
Property, plant and equipment	COP	105	120
Property, plant and equipment	KRW	109	122
Subtotal property, plant and equipment		2,012,225	1,737,319
Right-of-use assets	USD	31,360	25,238
Right-of-use assets	EUR	2,040	2,428
Right-of-use assets	AED	17,346	60
Right-of-use assets	MXN	1,862	2,298
Subtotal Right-of-use assets		52,608	30,024
Non-current tax assets	USD	90,364	90,364
Subtotal non-current tax assets		90,364	90,364
Total non-current assets		2,458,202	2,249,205
Total assets		7,044,297	4,818,463

		As of December 31, 2021			As of December 31, 2020
Class of liability	Currency	Up to 90 days	More than 90 days to 1 year	Total	Up to 90 days	More than 90 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Current liabilities
Other current financial liabilities	USD	28,519	4,234	32,753	43,218	4,676	47,894
Other current financial liabilities	CLF	18,259	293	18,552	20,732	329	21,061
Subtotal other current financial liabilities		46,778	4,527	51,305	63,950	5,005	68,955
Lease liabilities, current	USD	-	4,465	4,465	-	4,750	4,750
Lease liabilities, current	CLF	-	2,263	2,263	-	-	-
Lease liabilities, current	MXN	-	434	434	-	416	416
Lease liabilities, current	EUR	-	382	382	-	362	362
Subtotal Lease liabilities, current	-	-	7,704	7,704	-	5,528	5,528
Trade and other payables	USD	98,918	76	98,994	83,425	-	83,425
Trade and other payables	CLF	1,330	-	1,330	123	-	123
Trade and other payables	BRL	5	-	5	9	-	9
Trade and other payables	THB	2	-	2	30	-	30
Trade and other payables	CLP	115,504	-	115,504	73,857	-	73,857
Trade and other payables	CNY	3,198	-	3,198	1,323	-	1,323
Trade and other payables	EUR	41,242	984	42,226	40,280	-	40,280
Trade and other payables	GBP	18	-	18	18	-	18
Trade and other payables	INR	1	-	1	1	-	1
Trade and other payables	MXN	881	-	881	584	-	584
Trade and other payables	PEN	1	-	1	5	-	5
Trade and other payables	AUD	15,876	-	15,876	2,935	-	2,935
Trade and other payables	ZAR	1,288	-	1,288	1,168	-	1,168
Trade and other payables	JPY	99	-	99	-	-	-
Trade and other payables	COP	227	-	227	175	-	175
Subtotal trade and other payables		278,590	1,060	279,650	203,933	-	203,933
Trade payables due to related parties, current	USD	-	-	-	-	282	282
Trade payables due to related parties, current	AUD	-	-	-	324	-	324
Subtotal Trade payables due to related parties, current	-	-	-	324	282	606
Other current provisions	USD	54,134	263,332	317,466	103,252	698	103,950
Other current provisions	CLP	200	-	200	216	-	216
Subtotal other current provisions		54,334	263,332	317,666	103,468	698	104,166

		As of December 31, 2021			As of December 31, 2020
Class of liability	Currency	Up to90 days	91 days to 1 year	Total	Up to90 days	91 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Current tax liabilities	USD	-	159,535	159,535	-	20,981	20,981
Current tax liabilities	CLP	-	12	12	-	61	61
Current tax liabilities	EUR	-	5,547	5,547	-	642	642
Current tax liabilities	MXN	-	1,841	1,841	-	959	959
Subtotal current tax liabilities		-	166,935	166,935	-	22,643	22,643
Provisions for employee benefits, current	USD	14,341	11,776	26,117	2,981	6,011	8,992
Provisions for employee benefits, current	AUD	-	272	272	58	-	58
Provisions for employee benefits, current	CLP	-	-	-	3	-	3
Provisions for employee benefits, current	EUR	214	-	214	-	-	-
Provisions for employee benefits, current	MXN	172	-	172	43	-	43
Subtotal Provisions for employee benefits, current		14,727	12,048	26,775	3,085	6,011	9,096
Other current non-financial liabilities	USD	99,643	8,593	108,236	51,995	397	52,392
Other current non-financial liabilities	BRL	1	-	1	2	-	2
Other current non-financial liabilities	CLP	6,342	2,941	9,283	6,264	792	7,056
Other current non-financial liabilities	CNY	20,736	-	20,736	60	-	60
Other current non-financial liabilities	EUR	1,281	423	1,704	913	119	1,032
Other current non-financial liabilities	MXN	562	-	562	121	53	174
Other current non-financial liabilities	JPY	32	-	32	52	-	52
Other current non-financial liabilities	PEN	70	-	70	70	-	70
Other current non-financial liabilities	COP	-	157	157	-	-	-
Other current non-financial liabilities	ARS	47	-	47	-	117	117
Other current non-financial liabilities	ZAR	846	-	846	-	-	-
Subtotal other current non-financial liabilities		129,560	12,114	141,674	59,477	1,478	60,955
Total current liabilities		523,989	467,720	991,709	434,237	41,645	475,882
		As of December 31, 2021
Class of liability	Currency	Over 1 year to 2 years	Over 2 years to 3 years	Over 3 years to 4 years	Over 4 years to 5 years	Over 5 years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other non-current financial liabilities	USD	369,446	72,900	249,097	-	1,523,473	2,214,916
Other non-current financial liabilities	CLF	-	-	-	-	372,816	372,816
Subtotal Other non-current financial liabilities		369,446	72,900	249,097	-	1,896,289	2,587,732
Non-current lease liabilities	USD	-	6,695	-	23,714	-	29,869
Non-current lease liabilities	UF	-	-	-	13,313	-	13,313
Non-current lease liabilities	MXN	-	-	-	1,530	-	1,530
Non-current lease liabilities	JPY	-	-	-	1,807	-	1,807
Subtotal non-current lease liabilities		-	6,695	-	39,824	-	46,519
Non-current Trade and other payables	USD	-	3,813	-	-	-	3,813
Subtotal Non-current Trade and other payables		-	3,813	-	-	-	3,813
Other non-current provisions	USD	-	4,257	-	31,017	25,764	61,038
Subtotal Other non-current provisions		-	4,257	-	31,017	25,764	61,038
Deferred tax liabilities	USD	-	919	-	-	109,497	110,416
Subtotal Deferred tax liabilities		-	919	-	-	109,497	110,416
Provisions for employee benefits, non-current	USD	26,710	-	-	-	-	26,710
Provisions for employee benefits, non-current	CLP	389	-	-	-	-	389
Subtotal Provisions for employee benefits, non-current		27,099	-	-	-	-	27,099
Total non-current liabilities		396,545	88,584	249,097	70,841	2,031,550	2,836,617
Total liabilities							3,828,326

		As of December 31, 2020
Class of liability	Currency	Over 1 year to 2 years	Over 2 years to 3 years	Over 3 years to 4 years	Over 4 years to 5 years	Over 5 years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other non-current financial liabilities	USD	-	312,730	69,376	248,664	838,399	1,469,169
Other non-current financial liabilities	CLF	-	-	-	-	430,344	430,344
Subtotal Other non-current financial liabilities		-	312,730	69,376	248,664	1,268,743	1,899,513
Non-current lease liabilities	USD	1,977	-	-	-	4,158	6,135
Non-current lease liabilities	UF	15,258	-	-	-	-	15,258
Non-current lease liabilities	MXN	2,189	-	-	-	-	2,189
Non-current lease liabilities	JPY	1,964	-	-	-	-	1,964
Subtotal non-current lease liabilities		21,388	-	-	-	4,158	25,546
Non-current Trade and other payables	USD	-	4,027	-	-	-	4,027
Subtotal Non-current Trade and other payables		-	4,027	-	-	-	4,027
Other non-current provisions	USD	-	36,391	-	-	26,226	62,617
Subtotal Other non-current provisions		-	36,391	-	-	26,226	62,617
Deferred tax liabilities	USD	-	919	-	-	155,182	156,101
Subtotal Deferred tax liabilities		-	919	-	-	155,182	156,101
Provisions for employee benefits, non-current	USD	31,585	-	-	-	-	31,585
Provisions for employee benefits, non-current	CLP	610	-	-	-	-	610
Provisions for employee benefits, non-current	JPY	4	-	-	-	-	4
Subtotal Provisions for employee benefits, non-current		32,199	-	-	-	-	32,199
Total non-current liabilities		53,587	354,067	69,376	248,664	1,454,309	2,180,003
Total liabilities							2,655,885

Effects of changes in foreign currency exchange rates on the statement of net income and other comprehensive income.

	For the period from January to December of the year
Foreign currency exchange rate changes	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Profit (loss) in foreign currency	(17,241)	(4,423)	(2,169)
Foreign currency translation reserve	4,240	14,000	562
Total	(13,001)	9,577	(1,607)

The average and closing exchange rate for foreign currency is disclosed in Note 3.3